High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.6%)
U.S. Government Securities (3.6%)
	United States Treasury Note/Bond	2.500%	5/15/24	4,675	4,658
	United States Treasury Note/Bond	2.875%	6/15/25	55	54
[1]	United States Treasury Note/Bond	4.250%	1/31/26	879	872
[1,2]	United States Treasury Note/Bond	4.000%	2/15/26	4,475	4,419
	United States Treasury Note/Bond	3.625%	5/15/26	2	2
	United States Treasury Note/Bond	4.125%	6/15/26	734	727
[1,2]	United States Treasury Note/Bond	4.375%	8/15/26	1,283	1,278
	United States Treasury Note/Bond	4.625%	9/15/26	26	26
	United States Treasury Note/Bond	4.625%	10/15/26	1,000	1,003
	United States Treasury Note/Bond	4.625%	11/15/26	1,000	1,003
	United States Treasury Note/Bond	4.000%	1/15/27	3,000	2,964
	United States Treasury Note/Bond	4.125%	2/15/27	2,250	2,231
	United States Treasury Note/Bond	1.875%	2/28/27	2,172	2,021
[2]	United States Treasury Note/Bond	2.375%	5/15/27	504	474
	United States Treasury Note/Bond	4.125%	10/31/27	107	106
[1]	United States Treasury Note/Bond	1.250%	4/30/28	1,070	949
	United States Treasury Note/Bond	2.375%	3/31/29	413	379
	United States Treasury Note/Bond	2.375%	5/15/29	658	602
[1]	United States Treasury Note/Bond	0.625%	8/15/30	807	646
	United States Treasury Note/Bond	3.750%	12/31/30	267	260
	United States Treasury Note/Bond	4.000%	2/15/34	34	33
	United States Treasury Note/Bond	4.500%	5/15/38	36	37
	United States Treasury Note/Bond	4.250%	5/15/39	1	1
	United States Treasury Note/Bond	4.500%	8/15/39	570	584
	United States Treasury Note/Bond	4.625%	2/15/40	80	83
	United States Treasury Note/Bond	3.875%	2/15/43	22	20
	United States Treasury Note/Bond	2.875%	5/15/43	100	79
	United States Treasury Note/Bond	3.875%	5/15/43	558	515
	United States Treasury Note/Bond	3.000%	2/15/48	37	29
	United States Treasury Note/Bond	3.000%	2/15/49	19	15
	United States Treasury Note/Bond	2.375%	5/15/51	27	18
	United States Treasury Note/Bond	4.000%	11/15/52	27	25
	United States Treasury Note/Bond	3.625%	2/15/53	12	11
	United States Treasury Note/Bond	3.625%	5/15/53	14	12
	United States Treasury Note/Bond	4.250%	2/15/54	79	78
Total U.S. Government and Agency Obligations (Cost $26,208)					26,214
Corporate Bonds (87.5%)
Communications (14.3%)
[3]	Altice Financing SA	5.000%	1/15/28	600	493
[3]	Altice Financing SA	5.750%	8/15/29	2,148	1,717
[3,4]	Altice France SA	2.125%	2/15/25	585	563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Altice France SA	5.500%	1/15/28	2,235	1,594
[3]	Altice France SA	5.125%	7/15/29	1,035	700
[3]	Altice France SA	5.500%	10/15/29	945	636
[3,5]	AMC Networks Inc.	10.250%	1/15/29	65	65
[3,4]	Banijay Entertainment SASU	7.000%	5/1/29	450	509
[3]	Banijay Entertainment SASU	8.125%	5/1/29	900	929
	Belo Corp.	7.750%	6/1/27	940	970
	Belo Corp.	7.250%	9/15/27	307	312
[3]	Cable One Inc.	4.000%	11/15/30	387	302
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,398	1,377
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,055	1,005
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	225	210
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	1,050	961
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,200	1,139
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	995	853
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,465	2,910
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,390	1,945
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,323
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	150	123
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,481	2,796
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	255	199
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	800	604
[3]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	740	698
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	1,360	1,416
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	710	706
[3]	CSC Holdings LLC	5.500%	4/15/27	630	564
[3]	CSC Holdings LLC	11.250%	5/15/28	225	223
[3]	CSC Holdings LLC	11.750%	1/31/29	965	965
[3]	CSC Holdings LLC	5.750%	1/15/30	350	185
[3]	CSC Holdings LLC	4.125%	12/1/30	2,521	1,792
[3]	CSC Holdings LLC	4.625%	12/1/30	75	38
[3]	CSC Holdings LLC	3.375%	2/15/31	1,285	872
[3]	CSC Holdings LLC	4.500%	11/15/31	3,015	2,133
[3]	CSC Holdings LLC	5.000%	11/15/31	600	304
[3]	Directv Financing LLC	8.875%	2/1/30	220	219
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	935	884
	DISH DBS Corp.	7.375%	7/1/28	135	64
[3]	DISH DBS Corp.	5.750%	12/1/28	410	282
[3]	DISH Network Corp.	11.750%	11/15/27	1,125	1,149
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	485	469
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,990	3,703
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	380	339
	Frontier Communications Holdings LLC	5.875%	11/1/29	1,280	1,081
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	40	41
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	960	980
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,175	1,962
[3]	Gray Television Inc.	7.000%	5/15/27	160	149
[3]	Iliad Holding SASU	6.500%	10/15/26	655	648
[3]	Iliad Holding SASU	7.000%	10/15/28	1,225	1,213
	Lamar Media Corp.	3.750%	2/15/28	1,660	1,551
	Lamar Media Corp.	4.875%	1/15/29	80	77
	Lamar Media Corp.	4.000%	2/15/30	1,745	1,584
	Lamar Media Corp.	3.625%	1/15/31	1,406	1,233
[3]	Level 3 Financing Inc.	3.625%	1/15/29	347	157
[3]	Level 3 Financing Inc.	3.875%	11/15/29	185	103
[3]	Level 3 Financing Inc.	10.500%	5/15/30	425	439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,685	1,761
[3]	Match Group Holdings II LLC	4.625%	6/1/28	205	194
[3]	Match Group Holdings II LLC	5.625%	2/15/29	100	97
[3]	Match Group Holdings II LLC	4.125%	8/1/30	439	391
[3]	Match Group Holdings II LLC	3.625%	10/1/31	235	200
[3]	News Corp.	3.875%	5/15/29	1,030	944
[3]	Nexstar Media Inc.	5.625%	7/15/27	75	72
[3]	Nexstar Media Inc.	4.750%	11/1/28	390	355
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	784
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	490	444
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,372	2,127
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	675	708
	Paramount Global	4.200%	5/19/32	175	146
	Paramount Global	6.875%	4/30/36	300	284
	Paramount Global	4.850%	7/1/42	305	223
	Paramount Global	4.375%	3/15/43	345	234
	Paramount Global	6.250%	2/28/57	904	793
	Paramount Global	6.375%	3/30/62	885	816
[3]	ROBLOX Corp.	3.875%	5/1/30	2,780	2,449
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	1,460	1,163
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	216	133
[3]	Scripps Escrow Inc.	5.875%	7/15/27	1,061	886
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	310	291
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	840	769
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	990	865
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	295	246
	Sprint LLC	7.125%	6/15/24	1,094	1,096
[3]	Sunrise FinCo I BV	4.875%	7/15/31	2,175	1,940
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	2,315	2,228
	TEGNA Inc.	4.625%	3/15/28	410	377
	TEGNA Inc.	5.000%	9/15/29	1,365	1,224
	Telecom Italia Capital SA	6.375%	11/15/33	236	223
	Telecom Italia Capital SA	6.000%	9/30/34	660	603
	Telecom Italia Capital SA	7.200%	7/18/36	800	781
	Telecom Italia Capital SA	7.721%	6/4/38	685	685
[3]	Telecom Italia SpA	5.303%	5/30/24	670	667
[3,4]	TMNL Holding BV	3.750%	1/15/29	915	926
[3]	Uber Technologies Inc.	8.000%	11/1/26	300	303
[3]	Uber Technologies Inc.	7.500%	9/15/27	450	461
[3]	Uber Technologies Inc.	6.250%	1/15/28	250	251
[3]	Uber Technologies Inc.	4.500%	8/15/29	1,600	1,521
[3]	Univision Communications Inc.	8.000%	8/15/28	1,205	1,228
[3]	Univision Communications Inc.	4.500%	5/1/29	55	49
[3]	Univision Communications Inc.	7.375%	6/30/30	215	213
[3]	Videotron Ltd.	5.375%	6/15/24	160	159
[6]	Videotron Ltd.	5.625%	6/15/25	275	203
[3]	Videotron Ltd.	5.125%	4/15/27	1,690	1,654
[3,6]	Videotron Ltd.	3.625%	6/15/28	2,690	1,856
[3]	Videotron Ltd.	3.625%	6/15/29	1,619	1,462
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,195	1,105
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,390	1,202
[3,7]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	990	1,119
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,050	963
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	2,890	2,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Vmed O2 UK Financing I plc	7.750%	4/15/32	200	201
[3]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,464
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	520	526
[3]	WMG Acquisition Corp.	3.875%	7/15/30	2,275	2,020
[3]	WMG Acquisition Corp.	3.000%	2/15/31	1,160	986
[3]	Ziggo BV	4.875%	1/15/30	2,189	1,964
					103,941
Consumer Discretionary (15.0%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,395	1,311
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,418
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	425	388
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,405	3,033
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	527
[3]	Amer Sports Co.	6.750%	2/16/31	940	939
	American Axle & Manufacturing Inc.	5.000%	10/1/29	845	759
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,456	1,363
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,090	979
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	708
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	525	486
	Asbury Automotive Group Inc.	4.750%	3/1/30	464	427
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	645	584
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	95
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	170	157
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	946
	Bath & Body Works Inc.	6.694%	1/15/27	529	540
	Bath & Body Works Inc.	5.250%	2/1/28	40	39
[3]	Bath & Body Works Inc.	6.625%	10/1/30	1,065	1,090
	Bath & Body Works Inc.	6.875%	11/1/35	150	153
	Bath & Body Works Inc.	6.750%	7/1/36	25	25
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	510	462
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	450	457
	Boyd Gaming Corp.	4.750%	12/1/27	3,660	3,541
[3]	Boyd Gaming Corp.	4.750%	6/15/31	265	244
[3]	Boyne USA Inc.	4.750%	5/15/29	240	223
[3]	Builders FirstSource Inc.	5.000%	3/1/30	150	143
[3]	Builders FirstSource Inc.	4.250%	2/1/32	925	830
[3]	Builders FirstSource Inc.	6.375%	3/1/34	840	843
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	2,219	2,272
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	1,275	1,165
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	3,065	3,146
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	685	692
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	320	328
[3]	Carnival Corp.	7.625%	3/1/26	450	455
[3]	Carnival Corp.	5.750%	3/1/27	1,021	1,010
[3]	Carnival Corp.	4.000%	8/1/28	2,870	2,673
[3]	Carnival Corp.	6.000%	5/1/29	950	938
[3]	Carnival Corp.	7.000%	8/15/29	320	334
[3]	Carnival Corp.	10.500%	6/1/30	1,245	1,362
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	775	845
	Cedar Fair LP	5.250%	7/15/29	1,325	1,254
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	55	55
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	700	688
	Century Communities Inc.	6.750%	6/1/27	288	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Century Communities Inc.	3.875%	8/15/29	1,028	926
[3]	Churchill Downs Inc.	5.500%	4/1/27	55	54
[3]	Churchill Downs Inc.	4.750%	1/15/28	470	447
[3]	Churchill Downs Inc.	5.750%	4/1/30	1,005	969
[3]	Churchill Downs Inc.	6.750%	5/1/31	140	141
[3]	Cinemark USA Inc.	8.750%	5/1/25	45	45
[3]	Cinemark USA Inc.	5.875%	3/15/26	330	326
[3]	Cinemark USA Inc.	5.250%	7/15/28	1,125	1,065
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	547	547
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,454	1,456
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	805	815
	Dana Inc.	5.625%	6/15/28	100	98
	Dana Inc.	4.250%	9/1/30	60	53
	Dana Inc.	4.500%	2/15/32	25	22
	Ford Motor Co.	9.625%	4/22/30	60	70
	Ford Motor Co.	3.250%	2/12/32	1,035	861
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	371
	Ford Motor Credit Co. LLC	3.375%	11/13/25	270	260
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	195
	Ford Motor Credit Co. LLC	6.950%	3/6/26	400	408
	Ford Motor Credit Co. LLC	2.700%	8/10/26	840	783
	Ford Motor Credit Co. LLC	6.800%	5/12/28	290	301
[3]	Gap Inc.	3.625%	10/1/29	745	653
[3]	Gap Inc.	3.875%	10/1/31	570	482
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	465	469
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	75	72
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,389	1,296
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	275	253
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	695	633
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	695	635
	Griffon Corp.	5.750%	3/1/28	300	294
[3]	Hanesbrands Inc.	4.875%	5/15/26	2,904	2,830
[3]	Hanesbrands Inc.	9.000%	2/15/31	910	935
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	254
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	95	95
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	435
	KB Home	4.800%	11/15/29	405	386
	KB Home	7.250%	7/15/30	225	233
	KB Home	4.000%	6/15/31	1,335	1,183
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,123	1,091
[3]	LCM Investments Holdings II LLC	8.250%	8/1/31	890	930
[3]	Light & Wonder International Inc.	7.000%	5/15/28	630	635
[3]	Lithia Motors Inc.	4.625%	12/15/27	2,145	2,059
[3]	Lithia Motors Inc.	3.875%	6/1/29	465	419
[3]	Lithia Motors Inc.	4.375%	1/15/31	400	358
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	435	432
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	255	237
[3]	Masonite International Corp.	5.375%	2/1/28	265	265
[3]	Masonite International Corp.	3.500%	2/15/30	30	27
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	600	585
[3]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/31	930	938
	MGM Resorts International	6.750%	5/1/25	150	150
	MGM Resorts International	5.750%	6/15/25	1,695	1,693
[5]	MGM Resorts International	6.500%	4/15/32	410	409
[3]	Michaels Cos. Inc.	5.250%	5/1/28	1,350	1,147
[3]	Michaels Cos. Inc.	7.875%	5/1/29	943	707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	275	276
[3,4]	Motion Finco Sarl	7.375%	6/15/30	300	337
[3]	NCL Corp. Ltd.	8.375%	2/1/28	1,505	1,588
[3]	NCL Corp. Ltd.	8.125%	1/15/29	670	709
[3]	NCL Corp. Ltd.	7.750%	2/15/29	745	775
[3]	NCL Finance Ltd.	6.125%	3/15/28	60	59
	Newell Brands Inc.	6.375%	9/15/27	1,428	1,409
	Newell Brands Inc.	6.625%	9/15/29	424	414
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	275	284
[3]	OPENLANE Inc.	5.125%	6/1/25	245	241
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,265	1,181
[3,5]	Phinia Inc.	6.750%	4/15/29	115	116
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	285
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,248
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	1,345	1,325
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	890	879
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,851	1,958
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	155	166
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	138	143
[3]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	560	564
	Sally Holdings LLC / Sally Capital Inc.	6.750%	3/1/32	85	84
	Sands China Ltd.	5.125%	8/8/25	600	592
	Sands China Ltd.	5.400%	8/8/28	425	417
	Service Corp. International	4.625%	12/15/27	370	357
	Service Corp. International	5.125%	6/1/29	1,985	1,938
	Service Corp. International	3.375%	8/15/30	705	611
	Service Corp. International	4.000%	5/15/31	1,790	1,586
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,178	1,122
[3]	Station Casinos LLC	6.625%	3/15/32	275	278
	Tapestry Inc.	7.700%	11/27/30	300	320
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	450	450
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	659
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	589	501
	Under Armour Inc.	3.250%	6/15/26	1,410	1,340
[3]	Viking Cruises Ltd.	9.125%	7/15/31	960	1,049
[3]	Wand NewCo 3 Inc.	7.625%	1/30/32	945	978
[3]	William Carter Co.	5.625%	3/15/27	254	252
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	985	964
[3]	Wynn Macau Ltd.	5.500%	1/15/26	650	632
[3]	Wynn Macau Ltd.	5.500%	10/1/27	400	383
[3]	Wynn Macau Ltd.	5.625%	8/26/28	160	151
[3]	Wynn Macau Ltd.	5.125%	12/15/29	1,640	1,493
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	53	50
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,550	1,604
[3]	Yum! Brands Inc.	4.750%	1/15/30	1,095	1,039
	Yum! Brands Inc.	3.625%	3/15/31	1,440	1,274
	Yum! Brands Inc.	4.625%	1/31/32	460	425
					109,155
Consumer Staples (3.3%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	344
	B&G Foods Inc.	5.250%	9/15/27	2,020	1,889
[3]	B&G Foods Inc.	8.000%	9/15/28	855	891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Coty Inc.	5.000%	4/15/26	40	39
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	4.750%	1/15/29	145	137
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	760	771
[3,4]	Darling Global Finance BV	3.625%	5/15/26	395	421
[3]	Darling Ingredients Inc.	5.250%	4/15/27	530	520
[3]	Darling Ingredients Inc.	6.000%	6/15/30	175	174
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,530	3,273
[3]	Energizer Holdings Inc.	4.375%	3/31/29	555	497
[3]	Fiesta Purchaser Inc.	7.875%	3/1/31	50	52
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	480	486
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	180	175
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	965	880
[3]	Performance Food Group Inc.	6.875%	5/1/25	305	305
[3]	Performance Food Group Inc.	5.500%	10/15/27	3,115	3,060
[3]	Performance Food Group Inc.	4.250%	8/1/29	1,375	1,261
[3]	Post Holdings Inc.	5.625%	1/15/28	2,245	2,204
[3]	Post Holdings Inc.	5.500%	12/15/29	1,275	1,232
[3]	Post Holdings Inc.	4.625%	4/15/30	1,114	1,022
[3]	Post Holdings Inc.	4.500%	9/15/31	1,220	1,097
[3]	Post Holdings Inc.	6.250%	2/15/32	1,035	1,042
[3]	United Natural Foods Inc.	6.750%	10/15/28	725	603
[3]	US Foods Inc.	6.875%	9/15/28	70	72
[3]	US Foods Inc.	4.750%	2/15/29	433	411
[3]	US Foods Inc.	4.625%	6/1/30	713	660
[3]	US Foods Inc.	7.250%	1/15/32	580	602
					24,120
Energy (10.8%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	75	74
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	120	118
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	495	497
	Apache Corp.	4.875%	11/15/27	1,550	1,502
	Apache Corp.	4.375%	10/15/28	55	52
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	260	262
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	474
	Buckeye Partners LP	4.350%	10/15/24	150	148
[3]	Buckeye Partners LP	4.125%	3/1/25	1,781	1,739
	Buckeye Partners LP	3.950%	12/1/26	288	275
	Buckeye Partners LP	4.125%	12/1/27	715	674
[3]	Buckeye Partners LP	4.500%	3/1/28	2,734	2,597
	Buckeye Partners LP	5.850%	11/15/43	500	431
[3]	Chesapeake Energy Corp.	5.875%	2/1/29	505	500
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	735	744
[3]	Civitas Resources Inc.	8.375%	7/1/28	565	594
[3]	Civitas Resources Inc.	8.625%	11/1/30	250	268
[3]	Civitas Resources Inc.	8.750%	7/1/31	390	418
[3]	CNX Resources Corp.	6.000%	1/15/29	175	171
[3]	CNX Resources Corp.	7.375%	1/15/31	560	570
[3]	CNX Resources Corp.	7.250%	3/1/32	280	285
	Continental Resources Inc.	4.375%	1/15/28	628	607
	Continental Resources Inc.	4.900%	6/1/44	520	432
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	510	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	720	759
[3]	DT Midstream Inc.	4.125%	6/15/29	2,885	2,656
[3]	DT Midstream Inc.	4.375%	6/15/31	3,326	3,012
[3]	Enerflex Ltd.	9.000%	10/15/27	1,340	1,376
[3]	EnLink Midstream LLC	5.625%	1/15/28	445	441
	EnLink Midstream LLC	5.375%	6/1/29	445	437
[3]	EnLink Midstream LLC	6.500%	9/1/30	810	833
	EnLink Midstream Partners LP	4.150%	6/1/25	630	616
	EnLink Midstream Partners LP	4.850%	7/15/26	591	579
	EnLink Midstream Partners LP	5.600%	4/1/44	25	22
	EnLink Midstream Partners LP	5.050%	4/1/45	395	326
	EnLink Midstream Partners LP	5.450%	6/1/47	188	163
	EQM Midstream Partners LP	4.000%	8/1/24	233	231
[3]	EQM Midstream Partners LP	6.000%	7/1/25	1,365	1,366
	EQM Midstream Partners LP	4.125%	12/1/26	100	96
[3]	EQM Midstream Partners LP	7.500%	6/1/27	165	169
[3]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,726
	EQM Midstream Partners LP	5.500%	7/15/28	846	834
[3]	EQM Midstream Partners LP	4.500%	1/15/29	990	929
[3]	EQM Midstream Partners LP	7.500%	6/1/30	820	877
[3]	EQM Midstream Partners LP	4.750%	1/15/31	2,550	2,374
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	725	744
	Genesis Energy LP/ Genesis Energy Finance Corp.	7.750%	2/1/28	175	176
[3]	Kinetik Holdings LP	6.625%	12/15/28	565	575
[3]	Kinetik Holdings LP	5.875%	6/15/30	90	88
[3]	Matador Resources Co.	6.875%	4/15/28	1,150	1,177
[3,5]	Matador Resources Co.	6.500%	4/15/32	355	356
[3]	Nabors Industries Inc.	9.125%	1/31/30	650	676
[3]	Noble Finance II LLC	8.000%	4/15/30	2,123	2,211
	Occidental Petroleum Corp.	5.550%	3/15/26	210	211
	Occidental Petroleum Corp.	3.000%	2/15/27	150	141
	Occidental Petroleum Corp.	6.375%	9/1/28	140	146
	Ovintiv Inc.	7.200%	11/1/31	90	98
	Ovintiv Inc.	7.375%	11/1/31	869	953
	Ovintiv Inc.	6.500%	8/15/34	247	263
[3]	Permian Resources Operating LLC	5.375%	1/15/26	80	79
[3]	Permian Resources Operating LLC	7.750%	2/15/26	65	66
[3]	Permian Resources Operating LLC	6.875%	4/1/27	560	560
[3]	Permian Resources Operating LLC	8.000%	4/15/27	910	938
[3]	Permian Resources Operating LLC	5.875%	7/1/29	1,881	1,850
[3]	Permian Resources Operating LLC	9.875%	7/15/31	550	612
[3]	Permian Resources Operating LLC	7.000%	1/15/32	1,320	1,368
	Range Resources Corp.	8.250%	1/15/29	925	962
[3]	Range Resources Corp.	4.750%	2/15/30	1,762	1,643
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	70
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	69
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	128
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	145	152
	SM Energy Co.	6.750%	9/15/26	686	687
	SM Energy Co.	6.625%	1/15/27	30	30
	SM Energy Co.	6.500%	7/15/28	509	511
	Southwestern Energy Co.	5.375%	2/1/29	667	648
	Southwestern Energy Co.	5.375%	3/15/30	1,668	1,607
	Southwestern Energy Co.	4.750%	2/1/32	670	617
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	1,930	1,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	422
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	295	301
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	855	796
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,400	1,284
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	1,085	1,091
[3]	Transocean Inc.	11.500%	1/30/27	80	83
[3]	Transocean Inc.	8.750%	2/15/30	2,646	2,759
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	340	354
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	1,285	1,299
[3]	Valaris Ltd.	8.375%	4/30/30	1,335	1,375
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,458
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	955	961
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,375	1,224
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	910	774
[3]	Venture Global LNG Inc.	8.125%	6/1/28	160	163
[3]	Venture Global LNG Inc.	9.500%	2/1/29	1,380	1,487
[3]	Venture Global LNG Inc.	8.375%	6/1/31	940	970
[3]	Venture Global LNG Inc.	9.875%	2/1/32	785	846
[3]	Viper Energy Inc.	7.375%	11/1/31	355	369
[3]	Vital Energy Inc.	7.750%	7/31/29	885	892
[3]	Vital Energy Inc.	7.875%	4/15/32	620	630
[3]	Weatherford International Ltd.	8.625%	4/30/30	1,700	1,774
	Western Midstream Operating LP	3.100%	2/1/25	55	54
	Western Midstream Operating LP	4.650%	7/1/26	678	665
	Western Midstream Operating LP	4.500%	3/1/28	50	48
	Western Midstream Operating LP	4.050%	2/1/30	45	42
	Western Midstream Operating LP	5.450%	4/1/44	370	340
	Western Midstream Operating LP	5.300%	3/1/48	92	80
					78,636
Financials (7.7%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	1,385	1,392
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,600	2,347
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	510	468
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	3,710	3,693
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,175	1,182
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	430	435
[3]	AmWINS Group Inc.	6.375%	2/15/29	430	432
[3]	AmWINS Group Inc.	4.875%	6/30/29	145	135
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	395	375
[3]	Credit Acceptance Corp.	9.250%	12/15/28	1,088	1,170
[3]	Enact Holdings Inc.	6.500%	8/15/25	1,390	1,389
[3]	FirstCash Inc.	4.625%	9/1/28	640	602
[3]	FirstCash Inc.	5.625%	1/1/30	405	385
[3]	FirstCash Inc.	6.875%	3/1/32	165	165
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	360	359
[3]	Freedom Mortgage Corp.	6.625%	1/15/27	595	577
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	1,000	1,090
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	900	988
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	225	230
[3]	GGAM Finance Ltd.	7.750%	5/15/26	450	459
[3]	GGAM Finance Ltd.	8.000%	2/15/27	795	820
[3]	GGAM Finance Ltd.	8.000%	6/15/28	820	856
[3,5]	GGAM Finance Ltd.	6.875%	4/15/29	745	750
[3]	goeasy Ltd.	4.375%	5/1/26	896	860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	goeasy Ltd.	9.250%	12/1/28	635	676
[3]	goeasy Ltd.	7.625%	7/1/29	715	717
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,015	1,020
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	435	438
[3]	HUB International Ltd.	5.625%	12/1/29	735	689
[3]	HUB International Ltd.	7.250%	6/15/30	2,400	2,468
[3]	HUB International Ltd.	7.375%	1/31/32	735	741
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	750	747
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,810	1,795
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	65	64
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	374
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	965	877
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	375	381
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	525	555
[3]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	403	410
[3]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	150	148
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	920	879
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,527	2,293
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	1,054	973
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	862	856
	Navient Corp.	6.750%	6/15/26	15	15
	Navient Corp.	4.875%	3/15/28	248	230
	Navient Corp.	5.500%	3/15/29	1,210	1,124
	Navient Corp.	9.375%	7/25/30	255	273
	Navient Corp.	5.625%	8/1/33	181	150
	OneMain Finance Corp.	7.125%	3/15/26	2,461	2,505
	OneMain Finance Corp.	3.500%	1/15/27	1,430	1,327
	OneMain Finance Corp.	3.875%	9/15/28	1,235	1,104
	OneMain Finance Corp.	9.000%	1/15/29	1,318	1,398
	OneMain Finance Corp.	7.875%	3/15/30	15	15
	OneMain Finance Corp.	4.000%	9/15/30	715	612
[3,5]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,105	2,142
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	1,033
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	1,065	971
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	325	334
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	140	130
	Radian Group Inc.	4.500%	10/1/24	1,710	1,693
	Radian Group Inc.	4.875%	3/15/27	175	171
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	175	162
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	460	414
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	100	87
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	120	121
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	460	456
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	780	759
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	320	303
[3]	USI Inc.	7.500%	1/15/32	300	300
					56,089
Health Care (7.8%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	625	610
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	825	784
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	1,881	1,979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Avantor Funding Inc.	4.625%	7/15/28	1,710	1,620
[3]	Avantor Funding Inc.	3.875%	11/1/29	345	311
[3]	Bausch & Lomb Corp.	8.375%	10/1/28	1,693	1,751
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	445	420
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	250	246
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	239
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	895	855
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	625	590
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	250	228
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	250	223
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	734	733
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	2,545	2,342
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	665	581
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	655	534
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	806	622
[3]	CHS/Community Health Systems Inc.	10.875%	1/15/32	925	955
[3]	DaVita Inc.	3.750%	2/15/31	1,120	937
[3,4]	Grifols SA	3.200%	5/1/25	225	223
[3,4]	Grifols SA	2.250%	11/15/27	1,325	1,246
[3,4]	Grifols SA	3.875%	10/15/28	225	192
[3]	Grifols SA	4.750%	10/15/28	940	778
	HCA Inc.	7.690%	6/15/25	80	82
	HCA Inc.	5.875%	2/15/26	280	281
	HCA Inc.	5.875%	2/1/29	275	281
	HCA Inc.	3.500%	9/1/30	50	45
[3]	Hologic Inc.	3.250%	2/15/29	1,475	1,323
[3]	IQVIA Inc.	5.000%	10/15/26	200	196
[3]	IQVIA Inc.	5.000%	5/15/27	3,578	3,492
[3,4]	IQVIA Inc.	2.250%	1/15/28	1,200	1,200
[3,4]	IQVIA Inc.	2.875%	6/15/28	1,555	1,575
	IQVIA Inc.	6.250%	2/1/29	480	498
[3]	IQVIA Inc.	6.500%	5/15/30	200	204
[3]	Jazz Securities DAC	4.375%	1/15/29	750	698
[3]	LifePoint Health Inc.	11.000%	10/15/30	540	577
[3]	Medline Borrower LP	3.875%	4/1/29	4,015	3,654
[3]	Medline Borrower LP	5.250%	10/1/29	2,489	2,352
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	195	196
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	2,890	2,692
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	2,525	2,236
[3]	Owens & Minor Inc.	4.500%	3/31/29	455	416
[3]	Owens & Minor Inc.	6.625%	4/1/30	1,282	1,272
[3]	Prestige Brands Inc.	5.125%	1/15/28	550	535
[3]	Prestige Brands Inc.	3.750%	4/1/31	200	174
[3]	Star Parent Inc.	9.000%	10/1/30	520	551
[3,5]	Surgery Center Holdings Inc.	7.250%	4/15/32	585	590
[3]	Teleflex Inc.	4.250%	6/1/28	1,141	1,072
	Tenet Healthcare Corp.	5.125%	11/1/27	355	347
	Tenet Healthcare Corp.	4.625%	6/15/28	1,030	981
	Tenet Healthcare Corp.	6.125%	10/1/28	935	931
	Tenet Healthcare Corp.	4.250%	6/1/29	495	460
	Tenet Healthcare Corp.	4.375%	1/15/30	720	666
	Tenet Healthcare Corp.	6.125%	6/15/30	1,445	1,443
[3]	Tenet Healthcare Corp.	6.750%	5/15/31	1,790	1,824
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,340	1,252
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	193
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	1,100	1,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	585	562
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	505	541
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	665	728
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	189	130
					56,376
Industrials (9.0%)
[3]	Air Canada	3.875%	8/15/26	1,480	1,414
[3]	Allison Transmission Inc.	4.750%	10/1/27	60	58
[3]	Allison Transmission Inc.	5.875%	6/1/29	60	59
[3]	Allison Transmission Inc.	3.750%	1/30/31	39	34
[3]	American Airlines Inc.	7.250%	2/15/28	286	290
[3]	American Airlines Inc.	8.500%	5/15/29	348	367
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	585	581
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,059	1,042
[3]	Aramark Services Inc.	5.000%	4/1/25	1,872	1,857
[3]	Aramark Services Inc.	5.000%	2/1/28	1,500	1,446
[3]	Bombardier Inc.	8.750%	11/15/30	350	374
[3,5]	Bombardier Inc.	7.250%	7/1/31	360	361
[3]	BWX Technologies Inc.	4.125%	6/30/28	1,058	988
[3]	BWX Technologies Inc.	4.125%	4/15/29	1,324	1,221
[3]	Chart Industries Inc.	7.500%	1/1/30	170	177
[3]	Chart Industries Inc.	9.500%	1/1/31	235	256
[3]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,405
[3]	Clean Harbors Inc.	5.125%	7/15/29	658	634
[3]	Clean Harbors Inc.	6.375%	2/1/31	726	731
[3]	Covanta Holding Corp.	4.875%	12/1/29	1,405	1,261
	Delta Air Lines Inc.	3.750%	10/28/29	145	134
[3]	EMRLD Borrower LP / Emerald Co.-Issuer Inc.	6.625%	12/15/30	3,955	3,993
[3,5]	Esab Corp.	6.250%	4/15/29	245	246
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,447	2,166
[3]	Garda World Security Corp.	4.625%	2/15/27	70	67
[3]	Garda World Security Corp.	7.750%	2/15/28	240	246
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	731	729
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	2,260	2,126
[3]	Herc Holdings Inc.	5.500%	7/15/27	4,536	4,457
[3]	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.000%	2/15/29	165	171
[4]	Loxam SAS	2.875%	4/15/26	655	686
[4]	Loxam SAS	3.750%	7/15/26	400	426
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	201	203
[3]	Mueller Water Products Inc.	4.000%	6/15/29	75	68
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	605	640
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	895	905
[3,4]	Q-Park Holding I BV	5.125%	3/1/29	610	663
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	290	266
[3]	Rolls-Royce plc	3.625%	10/14/25	810	786
[3]	Rolls-Royce plc	5.750%	10/15/27	1,120	1,123
[3]	Sensata Technologies BV	5.000%	10/1/25	1,400	1,382
[3]	Sensata Technologies Inc.	4.375%	2/15/30	150	137
[3]	Sensata Technologies Inc.	3.750%	2/15/31	650	562
	Spirit AeroSystems Inc.	3.850%	6/15/26	65	62
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,711	1,866
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,370	1,532
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	600	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	976
[3]	TopBuild Corp.	3.625%	3/15/29	60	55
[3]	TopBuild Corp.	4.125%	2/15/32	275	243
	TransDigm Inc.	5.500%	11/15/27	425	416
[3]	TransDigm Inc.	6.750%	8/15/28	3,065	3,109
	TransDigm Inc.	4.625%	1/15/29	1,979	1,837
[3]	TransDigm Inc.	6.375%	3/1/29	2,079	2,085
	TransDigm Inc.	4.875%	5/1/29	391	363
[3]	TransDigm Inc.	6.875%	12/15/30	1,240	1,265
[3]	TransDigm Inc.	7.125%	12/1/31	1,370	1,413
[3]	TransDigm Inc.	6.625%	3/1/32	1,012	1,022
[3]	Triumph Group Inc.	9.000%	3/15/28	546	576
[8]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	443	442
[3]	United Airlines Inc.	4.375%	4/15/26	695	672
[3]	United Airlines Inc.	4.625%	4/15/29	1,221	1,136
	United Rentals North America Inc.	5.500%	5/15/27	638	636
	United Rentals North America Inc.	4.875%	1/15/28	1,674	1,628
	United Rentals North America Inc.	5.250%	1/15/30	590	575
	United Rentals North America Inc.	4.000%	7/15/30	1,895	1,722
	United Rentals North America Inc.	3.875%	2/15/31	881	789
	United Rentals North America Inc.	3.750%	1/15/32	625	545
[3]	WESCO Distribution Inc.	7.125%	6/15/25	360	360
[3]	WESCO Distribution Inc.	6.375%	3/15/29	700	707
[3]	WESCO Distribution Inc.	6.625%	3/15/32	560	569
[3]	Williams Scotsman Inc.	4.625%	8/15/28	430	406
[3]	Williams Scotsman Inc.	7.375%	10/1/31	615	639
					65,006
Materials (8.9%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	170
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	487
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	790
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,585	1,278
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	200	193
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,190	1,079
[3,7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	120
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	400	250
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,590	1,004
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	890	934
[3]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	95	61
	ATI Inc.	7.250%	8/15/30	920	953
[3]	Avient Corp.	7.125%	8/1/30	1,513	1,553
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	780	811
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	1,720	1,541
[4]	Ball Corp.	1.500%	3/15/27	1,295	1,304
	Ball Corp.	6.875%	3/15/28	845	867
	Ball Corp.	6.000%	6/15/29	750	757
	Ball Corp.	2.875%	8/15/30	360	307
	Ball Corp.	3.125%	9/15/31	425	362
[3]	Berry Global Inc.	4.500%	2/15/26	1,478	1,438
[3]	Berry Global Inc.	4.875%	7/15/26	795	780
[3]	Berry Global Inc.	5.625%	7/15/27	195	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	226
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	425	376
	Celanese US Holdings LLC	6.350%	11/15/28	450	467
	Celanese US Holdings LLC	6.550%	11/15/30	450	474
	Celanese US Holdings LLC	6.700%	11/15/33	450	480
	Chemours Co.	5.375%	5/15/27	150	144
[3]	Chemours Co.	5.750%	11/15/28	485	444
[3]	Chemours Co.	4.625%	11/15/29	1,704	1,471
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	920	933
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	770	769
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	340	334
	Commercial Metals Co.	4.125%	1/15/30	225	207
	Commercial Metals Co.	3.875%	2/15/31	95	84
	Commercial Metals Co.	4.375%	3/15/32	605	544
[3]	Constellium SE	5.875%	2/15/26	447	444
[3]	Constellium SE	5.625%	6/15/28	515	501
[3]	Constellium SE	3.750%	4/15/29	980	882
	Crown Americas LLC	5.250%	4/1/30	580	560
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,640	1,613
[3]	Element Solutions Inc.	3.875%	9/1/28	1,286	1,179
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	200	207
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	745	732
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,025	916
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	529
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,036
[3]	Graphic Packaging International LLC	4.750%	7/15/27	205	199
[3]	Graphic Packaging International LLC	3.500%	3/15/28	1,890	1,745
[3]	Graphic Packaging International LLC	3.500%	3/1/29	315	283
[3]	Graphic Packaging International LLC	3.750%	2/1/30	345	307
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	950	939
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	320	301
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	446	395
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	864	815
[3]	NOVA Chemicals Corp.	8.500%	11/15/28	480	511
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	145	124
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	1,570	1,622
[3]	Novelis Corp.	3.250%	11/15/26	895	834
[3]	Novelis Corp.	4.750%	1/30/30	1,419	1,309
[3]	Novelis Corp.	3.875%	8/15/31	1,913	1,644
[3]	OCI NV	4.625%	10/15/25	330	323
[3]	Olympus Water US Holding Corp.	7.125%	10/1/27	300	303
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	579	524
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	1,230	1,311
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	345	315
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,251
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	805	805
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	555	565
[3]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	490
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	126
[3]	Sealed Air Corp.	4.000%	12/1/27	275	258
[3]	Sealed Air Corp.	5.000%	4/15/29	255	245
[3]	Sealed Air Corp.	6.875%	7/15/33	55	57
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	395	396
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	290	302
	Silgan Holdings Inc.	4.125%	2/1/28	620	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,293
[3]	SNF Group SACA	3.125%	3/15/27	430	397
[3]	SNF Group SACA	3.375%	3/15/30	160	138
[3]	Standard Industries Inc.	5.000%	2/15/27	1,125	1,091
[3]	Standard Industries Inc.	4.750%	1/15/28	1,320	1,259
[3]	Standard Industries Inc.	4.375%	7/15/30	1,404	1,261
[3]	Standard Industries Inc.	3.375%	1/15/31	1,690	1,417
[3]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	170	177
[4]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,041
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	480	500
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	1,155	1,137
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	300	296
[3]	Tronox Inc.	4.625%	3/15/29	1,305	1,169
[3]	Windsor Holdings III LLC	8.500%	6/15/30	900	945
[3]	WR Grace Holdings LLC	5.625%	8/15/29	730	653
[3]	WR Grace Holdings LLC	7.375%	3/1/31	280	284
					64,728
Real Estate (1.4%)
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	680	721
[3]	Greystar Real Estate Partners LLC	7.750%	9/1/30	175	183
[3]	Iron Mountain Inc.	4.875%	9/15/27	1,070	1,033
[3]	Iron Mountain Inc.	5.250%	3/15/28	15	14
[3]	Iron Mountain Inc.	5.000%	7/15/28	130	124
[3]	Iron Mountain Inc.	7.000%	2/15/29	1,080	1,101
[3]	Iron Mountain Inc.	4.875%	9/15/29	1,759	1,649
[3]	Iron Mountain Inc.	5.250%	7/15/30	1,010	955
[3]	Iron Mountain Inc.	4.500%	2/15/31	303	274
[3]	Iron Mountain Inc.	5.625%	7/15/32	265	250
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	12
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	865	663
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	460	319
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	315	316
	SBA Communications Corp.	3.875%	2/15/27	385	367
	SBA Communications Corp.	3.125%	2/1/29	370	328
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,615	1,554
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	283	268
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	70	66
					10,197
Technology (7.0%)
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	2,568	2,351
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	1,297	1,226
	Block Inc.	2.750%	6/1/26	1,310	1,233
	Block Inc.	3.500%	6/1/31	585	509
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	62	62
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	815	801
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	345	330
[3]	Central Parent LLC / CDK Global II LLC/CDK Financing Co. Inc.	8.000%	6/15/29	440	456
[3]	Cloud Software Group Inc.	6.500%	3/31/29	380	361
[3]	Cloud Software Group Inc.	9.000%	9/30/29	295	283
[3]	Coherent Corp.	5.000%	12/15/29	1,775	1,672
[3]	CommScope Inc.	7.125%	7/1/28	345	137
[3]	CommScope Technologies LLC	6.000%	6/15/25	185	160
	Cotiviti Corp.	7.625%	2/21/31	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Entegris Inc.	4.375%	4/15/28	1,845	1,737
[3]	Entegris Inc.	4.750%	4/15/29	1,210	1,161
[3]	Entegris Inc.	3.625%	5/1/29	570	512
[3]	Entegris Inc.	5.950%	6/15/30	600	593
[3]	Fair Isaac Corp.	4.000%	6/15/28	987	922
[3]	Gartner Inc.	3.625%	6/15/29	125	113
[3]	Gen Digital Inc.	5.000%	4/15/25	3,035	3,017
[3]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	1,675	1,754
[3]	Imola Merger Corp.	4.750%	5/15/29	6,575	6,165
[3]	McAfee Corp.	7.375%	2/15/30	2,745	2,532
[3]	MSCI Inc.	4.000%	11/15/29	880	815
[3]	MSCI Inc.	3.625%	11/1/31	10	9
[3]	NCR Atleos Corp.	9.500%	4/1/29	1,105	1,181
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,305
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,543
	Nokia OYJ	6.625%	5/15/39	60	58
[3]	Open Text Corp.	3.875%	2/15/28	1,998	1,850
[3]	Open Text Corp.	3.875%	12/1/29	1,500	1,337
[3]	Open Text Holdings Inc.	4.125%	2/15/30	1,705	1,528
[3]	Open Text Holdings Inc.	4.125%	12/1/31	640	561
[3]	Presidio Holdings Inc.	4.875%	2/1/27	2,437	2,367
[3]	Presidio Holdings Inc.	8.250%	2/1/28	450	449
[3]	PTC Inc.	3.625%	2/15/25	435	425
[3]	PTC Inc.	4.000%	2/15/28	385	360
[3]	Seagate HDD Cayman	8.250%	12/15/29	265	284
[3]	Seagate HDD Cayman	8.500%	7/15/31	195	211
[3]	SS&C Technologies Inc.	5.500%	9/30/27	4,020	3,927
[3]	UKG Inc.	6.875%	2/1/31	2,800	2,853
	Western Digital Corp.	4.750%	2/15/26	404	395
	Western Digital Corp.	2.850%	2/1/29	95	83
[3]	Xerox Holdings Corp.	8.875%	11/30/29	182	185
					50,873
Utilities (2.3%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	745	745
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	2,665	2,660
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	225	220
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	1,220	1,257
[3]	Calpine Corp.	4.500%	2/15/28	630	599
[3]	Calpine Corp.	5.125%	3/15/28	210	201
[3]	Calpine Corp.	4.625%	2/1/29	335	310
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	571	543
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	2,905	2,502
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	556	468
	FirstEnergy Corp.	4.150%	7/15/27	22	21
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	1,158	1,149
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	99
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,940	1,811
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	650	609
[3]	NextEra Energy Operating Partners LP	7.250%	1/15/29	1,035	1,060
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	378
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	305	300
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	850	788
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	815	853
					16,573
Total Corporate Bonds (Cost $651,549)					635,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Floating Rate Loan Interests (3.1%)
[9]	1011778 BC Unlimited Liability Co. Term Loan B-5, TSFR1M + 2.250%	7.580%	9/20/30	150	149
[9]	Amer Sports Co. Term Loan, TSFR3M + 3.250%	8.576%	2/17/31	130	130
[9]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.329%	4/20/28	1,658	1,720
[9]	American Builders & Contractors Supply Co. Inc. Term Loan B, TSFR1M + 2.000%	7.330%	1/31/31	60	60
[9,10]	Aramark Services, Inc. Term Loan	—%	6/22/30	60	60
[9]	Arsenal AIC Parent LLC Term Loan B, TSFR1M + 3.750%	9.080%	8/18/30	259	259
[9]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.676%	8/19/28	487	469
[9]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	8.580%	2/15/29	560	553
[9]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 3.250%	8.677%	5/10/27	224	222
[9]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.677%	5/10/27	299	296
[9]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.750%	8.180%	6/7/28	490	489
[9]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.830%	8/18/28	551	549
[9]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	1,165	1,158
[9,10]	Cotiviti Corp. Term Loan, TSFR1M + 3.250%	—%	2/21/31	185	185
[9]	Cushman & Wakefield US Borrower LLC Term Loan B, TSFR1M + 4.000%	9.330%	1/31/30	419	419
[9]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.445%	8/2/27	37	37
[9]	Dun & Bradstreet Corp. Term Loan B, TSFR1M + 2.750%	8.082%	1/18/29	1,654	1,653
[9]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.610%	7/21/28	593	592
[9]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	8.360%	7/21/28	189	189
[9]	GTCR W Merger Sub LLC Term Loan B, TSFR1M + 3.000%	8.309%	1/31/31	545	546
[9]	Howden Group Holdings Ltd. Term Loan B, TSFR3M + 3.500%	8.807%	2/15/31	855	855
[9]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.574%	6/20/30	1,046	1,046
[9]	IRB Holding Corp. Term Loan B, TSFR1M + 2.750%	8.176%	12/15/27	1,379	1,379
[9]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.176%	3/1/29	758	756
[9]	Medline Borrower LP Term Loan B, TSFR1M + 3.000%	8.441%	10/23/28	1,727	1,727
[9,10]	MI Windows and Doors LLC Term Loan, TSFR1M + 3.500%	—%	3/21/31	70	70
[9]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.733%	6/21/27	503	518
[9]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.163%	3/27/29	400	401
[9]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 3.000%	8.330%	8/16/30	706	706
[9]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	9.080%	2/1/28	385	384
[9]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 2.000%	7.340%	1/25/31	567	568
[9]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.068%	10/20/27	200	206
[9]	SS&C Technologies Inc. Term Loan B-5, TSFR1M + 1.750%	7.195%	4/16/25	923	923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.309%	9/27/30	165	164
[9]	Trans Union LLC, Term Loan B-6, TSFR1M + 2.000%	7.326%	12/1/28	693	692
[9,10]	Truist Insurance Holdings LLC	—%	3/24/31	510	509
[9,10]	Truist Insurance Holdings LLC	—%	3/8/32	225	226
[9]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.076%	2/15/31	105	105
[9]	Vestis Corp. Term Loan, TSFR3M + 2.250%	7.576%	2/22/31	400	400
[9]	W.R. Grace & Co. Term Loan B, TSFR3M + 3.750%	9.321%	9/22/28	90	90
[9]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 3.750%	9.080%	1/30/31	760	762
Total Floating Rate Loan Interests (Cost $22,043)					22,222
				Shares
Temporary Cash Investments (5.1%)
Money Market Fund (3.0%)
[11]	Vanguard Market Liquidity Fund	5.407%		215,886	21,584
			Maturity Date	Face Amount ($000)
Repurchase Agreement (1.5%)
	Bank of America Securities, LLC (Dated 3/28/24, Repurchase Value $10,706,000, collateralized by Fannie Mae 3.500%, 11/1/48, and Freddie Mac 3.500%–5.500%, 6/1/41–7/1/53, with a value of $10,914,000)	5.330%	4/1/24	10,700	10,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.6%)
United States Treasury Bill	5.097%	4/11/24	4,825	4,818
Total Temporary Cash Investments (Cost $37,105)				37,102
Total Investments (99.3%) (Cost $736,905)				721,232
Other Assets and Liabilities—Net (0.7%)				4,804
Net Assets (100%)				726,036
Cost is in $000.
1	Securities with a value of $2,325,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $785,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $508,052,000, representing 70.0% of net assets.
4	Face amount denominated in euro.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2024.
6	Face amount denominated in Canadian dollars.
7	Face amount denominated in British pounds.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Represents an unsettled loan as of March 31, 2024. The coupon rate is not known until the settlement date.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	82	16,768	(22)
5-Year U.S. Treasury Note	June 2024	179	19,156	17
10-Year U.S. Treasury Note	June 2024	31	3,435	5
Long U.S. Treasury Bond	June 2024	15	1,807	15
Ultra 10-Year U.S. Treasury Note	June 2024	33	3,782	15
Ultra Long U.S. Treasury Bond	June 2024	7	903	14
				44

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2024	(9)	(963)	—
10-Year U.S. Treasury Note	June 2024	(49)	(5,429)	(25)
Euro-Bobl	June 2024	(37)	(4,720)	(18)
Euro-Schatz	June 2024	(135)	(15,395)	(3)
Ultra Long U.S. Treasury Bond	June 2024	(1)	(129)	(1)
				(47)
				(3)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	4/30/24	EUR	98	USD	106	—	—
Bank of America, N.A.	4/30/24	USD	2,175	CAD	2,951	—	(5)
Bank of America, N.A.	4/30/24	USD	20,135	EUR	18,559	89	—
JPMorgan Chase Bank, N.A.	4/30/24	USD	1,374	GBP	1,087	2	—
						91	(5)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S41-V2	12/21/28	USD	26,105	5.000	1,950	982

Credit Protection Purchased
CDX-NA-HY-S42-V1	6/21/29	USD	7,000	(5.000)	(513)	(27)
					1,437	955
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,214	—	26,214
Corporate Bonds	—	635,694	—	635,694
Floating Rate Loan Interests	—	22,222	—	22,222
Temporary Cash Investments	21,584	15,518	—	37,102
Total	21,584	699,648	—	721,232
Derivative Financial Instruments
Assets
Futures Contracts[1]	66	—	—	66
Forward Currency Contracts	—	91	—	91
Swap Contracts	982[1]	—	—	982
Total	1,048	91	—	1,139
Liabilities
Futures Contracts[1]	69	—	—	69
Forward Currency Contracts	—	5	—	5
Swap Contracts	27[1]	—	—	27
Total	96	5	—	101
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.